FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENT
Schedule of fair value of derivative instruments on the consolidated balance sheets

	Fair Value of Derivative Assets
	At December 31, 2019		At December 31, 2020
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative assets — current	5,097	Derivative assets — current	22,178
Foreign exchange option contracts	Derivative assets — current	450	Derivative assets — current	1,173
	Total	5,547	Total	23,351

	Fair Value of Derivative Liabilities
	At December 31, 2019		At December 31, 2020
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative liabilities — current	10,127	Derivative liabilities — current	10,753
Foreign exchange option contracts	Derivative liabilities — current	25	Derivative liabilities — current	2
Interest rate swap	Derivative liabilities — current	329	Derivative liabilities — current	—
Interest rate swap	Derivative liabilities — non-current	1,841	Derivative liabilities — non-current	—
	Total	12,322	Total	10,755

Schedule of effect of derivative instruments on consolidated statements of operations

		Amount of Gain (Loss)
		Recognized in Statements
	Location of	of Operations
	Gain (Loss) Recognized	Years Ended December 31
	in Statements of Operations	2018	2019	2020
		$	$	$
Foreign exchange forward contracts	Gain (loss) on change in fair value of derivatives	(16,414)	(20,249)	49,807
Foreign exchange option contracts	Gain (loss) on change in fair value of derivatives	(2,023)	(1,022)	1,376
Interest rate swap	Loss on change in fair value of derivatives	(793)	(947)	(1,182)
	Total	(19,230)	(22,218)	50,001